Loans, Impaired Loans and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Loans, Impaired Loans and Allowance for Credit Losses
7.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	January 31, 2026			October 31, 2025
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$368,619	$1,439	$367,180	$370,191	$1,460	$368,731
Personal loans	107,579	2,216	105,363	110,567	2,432	108,135
Credit cards	16,112	1,215	14,897	18,045	1,355	16,690
Business and government	270,167	2,132	268,035	279,705	2,216	277,489
Total	$762,477	$7,002	$755,475	$778,508	$7,463	$771,045
(b) Impaired loans
(1)

	As at
	January 31, 2026			October 31, 2025
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,955	$834	$2,121	$2,903	$840	$2,063
Personal loans	1,063	570	493	1,071	604	467
Credit cards	–	–	–	–	–	–
Business and government	3,230	883	2,347	3,270	897	2,373
Total	$7,248	$2,287	$4,961	$7,244	$2,341	$4,903
By geography:
Canada	$2,674	$786	$1,888	$2,416	$683	$1,733
United States	158	17	141	–	–	–
Mexico	1,533	554	979	1,494	535	959
Peru	778	383	395	823	400	423
Chile	1,516	351	1,165	1,420	332	1,088
Other international	589	196	393	1,091	391	700
Total	$7,248	$2,287	$4,961	$7,244	$2,341	$4,903

(1)	Interest income recognized on impaired loans during the three months ended January 31, 2026 was $28 (October 31, 2025 – $23).
(c) Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of a set of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, interest rates, and house price indices, which are closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgement both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events, up to the date of the financial statements. As required under IFRS 9, the allowance for credit losses at each reporting period must be based on inputs, assumptions and information available up to that date.
The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected loss provisioning models. Given the uncertainty surrounding U.S. trade policies and the direction of tariffs, the scenarios as at January 31, 2026 have varying assumptions of imposed tariffs. The base case scenario assumes tariffs announced and implemented, avoiding speculation on future announcements, including potential trade deals and tariff pauses. Differing assumptions are reflected in the alternate scenarios described below. As new information comes to light in the future, the scenarios and assumptions will be updated accordingly.
The economic landscape continues to be shaped by U.S. economic policy discussions and decisions – notably on trade – and the associated rise in uncertainty. As a result, economic growth slows in both the U.S. and Canada over the forecast horizon. In the U.S., the softening in growth through 2026 reflects an expected slowdown in business investment and weaknesses in the goods sector, the labour market, and consumer confidence. Over this same period, the Canadian economy continues to adjust to higher U.S. tariff rates and the associated rise in uncertainty, both of which reduce demand by households and businesses. The expected strengthening in fiscal support will help mitigate the resulting weakening in economic conditions. The U.S. economy has been more resilient than assumed in last quarter’s base case, which results in a modestly stronger near-term growth profile. For Canada, the combination of a significant upward revision to real GDP in the first half of 2025, better-than-expected performance in the second half of that year, and the upward revision to U.S. economic growth, lifts growth in 2025. Canada’s historical GDP data revisions also lead to a higher level of potential output across the entire forecast horizon, resulting in a higher level of real GDP throughout the projection period.
The optimistic scenario features somewhat stronger economic activity relative to the base case. The pessimistic scenario features a negative demand-type shock with globally tighter financial conditions, weaker growth and inflation, and lower monetary policy rates than in the base case scenario. It also assumes a combination of U.S. imposed tariffs on world economies, including an effective tariff of 7.5% on imports from Canada and Mexico, while facing no retaliation from these countries. The very pessimistic scenario features a strong stagflationary impulse that leads to a protracted period of financial market uncertainty. It also assumes U.S. imposed tariffs with a magnitude about three times that of the pessimistic scenario. Under this scenario, all countries retaliate. This results in higher inflation, requiring central banks to raise their policy rates to higher levels than in the base case in order to bring inflation under control, which is dampening economic activity.

The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements are incorporated through expert credit judgement. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at January 31, 2026	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.5	1.9	2.2	2.8	-1.0	2.4	-4.3	3.1
Consumer price index, y/y %	2.2	2.2	2.4	2.6	1.7	2.0	5.4	2.4
Unemployment rate, average %	6.4	5.8	6.1	4.6	7.6	6.4	10.4	7.0
Bank of Canada overnight rate target, average %	2.4	3.0	2.8	3.7	2.1	2.5	3.3	3.5
HPI - Housing Price Index, y/y % change	3.5	5.4	4.3	6.9	-0.5	5.9	-3.9	5.5
USD/CAD exchange rate, average	1.35	1.31	1.34	1.30	1.41	1.30	1.50	1.31
U.S.
Real GDP growth, y/y % change	1.6	2.3	2.0	3.3	-0.9	3.0	-3.7	3.5
Consumer price index, y/y %	2.4	2.6	2.6	2.9	2.6	2.5	6.0	2.8
Target federal funds rate, upper limit, average %	3.1	3.3	3.2	3.7	3.0	2.9	3.8	3.9
Unemployment rate, average %	4.3	4.1	4.3	3.8	5.7	4.6	7.9	5.0
Mexico
Real GDP growth, y/y % change	0.6	2.0	1.1	2.8	-1.7	2.4	-4.8	3.1
Unemployment rate, average %	3.3	3.8	3.2	3.2	4.0	3.9	6.1	4.7
Chile
Real GDP growth, y/y % change	2.5	2.1	3.6	2.9	0.3	2.6	-3.7	3.5
Unemployment rate, average %	7.9	7.4	7.6	6.9	9.0	7.5	11.2	8.0
Peru
Real GDP growth, y/y % change	3.2	2.7	4.6	3.6	0.8	3.2	-0.8	3.8
Unemployment rate, average %	5.8	5.9	5.1	5.0	6.8	6.3	10.6	7.4
Caribbean
Real GDP growth, y/y % change	3.6	4.0	4.2	4.8	1.4	4.4	-1.8	5.1
Global
WTI oil price, average USD/bbl	60	61	63	72	52	56	45	51
Copper price, average USD/lb	4.75	5.09	4.85	5.49	4.42	5.00	4.08	4.85
Global GDP, y/y % change	2.5	2.8	3.2	3.6	0.5	3.3	-2.1	3.8

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.2	2.4	3.1	-1.1	2.7	-4.4	3.4
Consumer price index, y/y %	1.9	2.2	2.1	2.7	1.4	2.0	5.0	2.4
Unemployment rate, average %	7.0	5.8	6.6	4.7	8.2	6.4	11.2	7.0
Bank of Canada overnight rate target, average %	2.3	2.8	2.8	3.7	2.1	2.4	3.1	3.3
HPI - Housing Price Index, y/y % change	1.9	6.2	2.6	7.7	-2.0	6.7	-5.1	6.2
USD/CAD exchange rate, average	1.32	1.30	1.31	1.29	1.37	1.29	1.45	1.30
U.S.
Real GDP growth, y/y % change	1.4	2.3	1.9	3.2	-1.0	3.0	-3.7	3.5
Consumer price index, y/y %	2.6	2.5	2.7	2.8	2.7	2.4	6.0	2.7
Target federal funds rate, upper limit, average %	3.3	3.0	3.5	3.5	3.2	2.7	3.9	3.6
Unemployment rate, average %	4.5	4.3	4.4	4.0	5.8	4.8	8.1	5.2
Mexico
Real GDP growth, y/y % change	-0.2	2.2	0.6	2.9	-2.4	2.6	-5.5	3.3
Unemployment rate, average %	3.3	3.7	3.2	3.1	3.9	3.8	6.1	4.6
Chile
Real GDP growth, y/y % change	2.4	2.0	3.5	2.8	0.3	2.6	-3.7	3.5
Unemployment rate, average %	7.9	6.7	7.7	6.4	9.0	6.9	11.2	7.3
Peru
Real GDP growth, y/y % change	2.9	3.1	4.1	4.0	0.6	3.6	-1.0	4.1
Unemployment rate, average %	5.7	6.1	5.3	5.2	6.7	6.5	10.5	7.6
Colombia
Real GDP growth, y/y % change	2.9	2.5	4.0	3.4	0.7	3.0	-1.0	3.5
Unemployment rate, average %	10.3	9.9	10.0	9.1	12.0	10.5	18.9	12.5
Caribbean
Real GDP growth, y/y % change	3.7	4.0	4.4	4.7	1.6	4.4	-0.6	4.9
Global
WTI oil price, average USD/bbl	60	66	64	78	53	61	45	56
Copper price, average USD/lb	4.19	4.68	4.29	5.03	3.92	4.60	3.61	4.47
Global GDP, y/y % change	2.2	2.7	3.0	3.5	0.3	3.2	-2.2	3.7

(iii)	Sensitivity
Relative to the base case scenario, the weighting of these multiple scenarios increased the reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $4,898 million (October 31, 2025 – $5,313 million) from $4,598 million (October 31, 2025 – $5,018 million).
The Bank
enhanced certain of its IFRS 9 models in the prior year, with the enhanced models exhibiting higher sensitivity to changes in the macroeconomic outlook. If the Bank was to apply a probability weighted average of its two pessimistic scenarios for the measurement of allowance for credit losses for such assets, the allowance for credit losses on performing financial instruments would be $607 million
higher than the reported allowance for credit losses as at January 31, 2026 (October 31, 2025
– $786 million), excluding the consideration of changes in qualitative overlays or expert credit judgement. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $753 million
 (October 31, 2025
– $801 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2025	Provision for credit losses (1)	Net write- offs	Other, including foreign currency adjustment	Balance as at January 31, 2026
Residential mortgages	$1,460	$69	$(27)	$(63)	$1,439
Personal loans	2,432	468	(419)	(265)	2,216
Credit cards	1,355	351	(316)	(175)	1,215
Business and government	2,392	289	(187)	(192)	2,302
	$7,639	$1,177	$(949)	$(695)	$7,172
Presented as:
Allowance for credit losses on loans	$7,463				$7,002
Allowance for credit losses on acceptances (2)	1				–
Allowance for credit losses on off-balance sheet exposures (3)	175				170
(1)	Excludes amounts associated with other assets of $ (1). The provision for credit losses, net of these amounts, is $ 1,176.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2024	Provision for credit losses (1)	Net write- offs	Other, including foreign currency adjustment	Balance as at January 31, 2025
Residential mortgages	$1,208	$64	$(16)	$24	$1,280
Personal loans	2,319	548	(485)	44	2,426
Credit cards	1,160	325	(331)	31	1,185
Business and government	2,036	243	(122)	17	2,174
	$6,723	$1,180	$(954)	$116	$7,065
Presented as:
Allowance for credit losses on loans	$6,536				$6,857
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	186				207
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(18). The provision for credit losses, net of these amounts, is $1,162.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Fi nancial Position.

Allowance for credit losses on loans	As at January 31, 2026
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$194	$411	$834	$1,439
Personal loans	535	1,111	570	2,216
Credit cards	257	958	–	1,215
Business and government	648	601	883	2,132
Total (1)	$1,634	$3,081	$2,287	$7,002
(1)	Excludes allowance for credit losses of $183 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$196	$424	$840	$1,460
Personal loans	613	1,215	604	2,432
Credit cards	338	1,017	–	1,355
Business and government	713	606	897	2,216
Total (1)	$1,860	$3,262	$2,341	$7,463
(1)	Excludes allowance for credit losses of $191 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at January 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$160	$409	$711	$1,280
Personal loans	554	1,225	647	2,426
Credit cards	295	890	–	1,185
Business and government	614	520	832	1,966
Total (1)	$1,623	$3,044	$2,190	$6,857
(1)	Excludes allowance for credit losses of $223 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	January 31, 2026				January 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$196	$424	$840	$1,460	$165	$398	$645	$1,208
Provision for credit losses
Remeasurement (1)	(62)	43	90	71	(58)	36	89	67
Newly originated or purchased financial assets	11	–	–	11	12	–	–	12
Derecognition of financial assets and maturities	(2)	(11)	–	(13)	(2)	(6)	–	(8)
Changes in models and methodologies	–	–	–	–	(2)	(14)	9	(7)
Transfer to (from):
Stage 1	68	(58)	(10)	–	53	(43)	(10)	–
Stage 2	(10)	64	(54)	–	(10)	55	(45)	–
Stage 3	–	(26)	26	–	–	(25)	25	–
Gross write-offs	–	–	(34)	(34)	–	–	(24)	(24)
Recoveries	–	–	7	7	–	–	8	8
Foreign exchange and other movements (2)	(7)	(25)	(31)	(63)	2	8	14	24
Balance at end of period	$194	$411	$834	$1,439	$160	$409	$711	$1,280
Personal loans
Balance at beginning of period	$613	$1,215	$604	$2,432	$544	$1,154	$621	$2,319
Provision for credit losses
Remeasurement (1)	(163)	228	374	439	(162)	279	390	507
Newly originated or purchased financial assets	82	–	–	82	101	–	–	101
Derecognition of financial assets and maturities	(21)	(32)	–	(53)	(23)	(41)	–	(64)
Changes in models and methodologies	–	–	–	–	(7)	3	8	4
Transfer to (from):
Stage 1	152	(149)	(3)	–	150	(146)	(4)	–
Stage 2	(40)	66	(26)	–	(58)	85	(27)	–
Stage 3	(1)	(117)	118	–	(2)	(124)	126	–
Gross write-offs	–	–	(489)	(489)	–	–	(558)	(558)
Recoveries	–	–	70	70	–	–	73	73
Foreign exchange and other movements (2)	(87)	(100)	(78)	(265)	11	15	18	44
Balance at end of period	$535	$1,111	$570	$2,216	$554	$1,225	$647	$2,426
Credit cards
Balance at beginning of period	$338	$1,017	$–	$1,355	$288	$872	$–	$1,160
Provision for credit losses
Remeasurement (1)	(72)	197	218	343	(81)	168	239	326
Newly originated or purchased financial assets	21	–	–	21	32	–	–	32
Derecognition of financial assets and maturities	(8)	(5)	–	(13)	(13)	(11)	–	(24)
Changes in models and methodologies	–	–	–	–	(2)	(7)	–	(9)
Transfer to (from):
Stage 1	80	(80)	–	–	88	(88)	–	–
Stage 2	(27)	27	–	–	(27)	27	–	–
Stage 3	–	(98)	98	–	–	(88)	88	–
Gross write-offs	–	–	(375)	(375)	–	–	(373)	(373)
Recoveries	–	–	59	59	–	–	42	42
Foreign exchange and other movements (2)	(75)	(100)	–	(175)	10	17	4	31
Balance at end of period	$257	$958	$–	$1,215	$295	$890	$–	$1,185
Total retail loans
Balance at beginning of period	$1,147	$2,656	$1,444	$5,247	$997	$2,424	$1,266	$4,687
Provision for credit losses
Remeasurement (1)	(297)	468	682	853	(301)	483	718	900
Newly originated or purchased financial assets	114	–	–	114	145	–	–	145
Derecognition of financial assets and maturities	(31)	(48)	–	(79)	(38)	(58)	–	(96)
Changes in models and methodologies	–	–	–	–	(11)	(18)	17	(12)
Transfer to (from):
Stage 1	300	(287)	(13)	–	291	(277)	(14)	–
Stage 2	(77)	157	(80)	–	(95)	167	(72)	–
Stage 3	(1)	(241)	242	–	(2)	(237)	239	–
Gross write-offs	–	–	(898)	(898)	–	–	(955)	(955)
Recoveries	–	–	136	136	–	–	123	123
Foreign exchange and other movements (2)	(169)	(225)	(109)	(503)	23	40	36	99
Balance at end of period	$986	$2,480	$1,404	$4,870	$1,009	$2,524	$1,358	$4,891
Non-retail loans:
Business and government
Balance at beginning of period	$854	$640	$897	$2,391	$739	$508	$788	$2,035
Provision for credit losses
Remeasurement (1)	(55)	114	260	319	(11)	67	179	235
Newly originated or purchased financial assets	333	–	–	333	358	–	–	358
Derecognition of financial assets and maturities	(298)	(61)	(3)	(362)	(315)	(27)	(8)	(350)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	26	(26)	–	–	25	(25)	–	–
Stage 2	(19)	19	–	–	(22)	23	(1)	–
Stage 3	–	(15)	15	–	(1)	(5)	6	–
Gross write-offs	–	–	(198)	(198)	–	–	(140)	(140)
Recoveries	–	–	11	11	–	–	18	18
Foreign exchange and other movements (2)	(57)	(36)	(99)	(192)	17	10	(10)	17
Balance at end of period including off-balance sheet exposures	$784	$635	$883	$2,302	$790	$551	$832	$2,173
Less: Allowance for credit losses on off-balance sheet exposures (3)	(136)	(34)	–	(170)	(176)	(31)	–	(207)
Balance at end of period (3)	$648	$601	$883	$2,132	$614	$520	$832	$1,966
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Includes impact of divested operations.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$221,430	$3,223	$–	$224,653	$219,905	$3,983	$–	$223,888
Low	83,734	3,843	–	87,577	83,755	4,820	–	88,575
Medium	15,911	8,660	–	24,571	15,870	8,618	–	24,488
High	2,516	5,613	–	8,129	3,002	6,007	–	9,009
Very high	9	3,090	–	3,099	48	3,170	–	3,218
Loans not graded (2)	16,939	696	–	17,635	16,937	1,173	–	18,110
Default	–	–	2,955	2,955	–	–	2,903	2,903
Total	$340,539	$25,125	$2,955	$368,619	$339,517	$27,771	$2,903	$370,191
Allowance for credit losses	194	411	834	1,439	196	424	840	1,460
Carrying value	$340,345	$24,714	$2,121	$367,180	$339,321	$27,347	$2,063	$368,731
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at January 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$31,238	$164	$–	$31,402	$31,009	$202	$–	$31,211
Low	20,909	627	–	21,536	21,075	751	–	21,826
Medium	12,538	59	–	12,597	12,886	78	–	12,964
High	8,289	5,341	–	13,630	10,331	5,659	–	15,990
Very high	44	2,312	–	2,356	35	2,651	–	2,686
Loans not graded (2)	22,713	2,282	–	24,995	22,465	2,354	–	24,819
Default	–	–	1,063	1,063	–	–	1,071	1,071
Total	$95,731	$10,785	$1,063	$107,579	$97,801	$11,695	$1,071	$110,567
Allowance for credit losses	535	1,111	570	2,216	613	1,215	604	2,432
Carrying value	$95,196	$9,674	$493	$105,363	$97,188	$10,480	$467	$108,135
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at January 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,652	$1	$–	$2,653	$2,646	$2	$–	$2,648
Low	3,119	11	–	3,130	3,171	11	–	3,182
Medium	4,392	22	–	4,414	4,792	26	–	4,818
High	2,062	1,742	–	3,804	3,210	1,942	–	5,152
Very high	10	1,118	–	1,128	20	1,204	–	1,224
Loans not graded (1)	583	400	–	983	582	439	–	1,021
Default	–	–	–	–	–	–	–	–
Total	$12,818	$3,294	$–	$16,112	$14,421	$3,624	$–	$18,045
Allowance for credit losses	257	958	–	1,215	338	1,017	–	1,355
Carrying value	$12,561	$2,336	$–	$14,897	$14,083	$2,607	$–	$16,690
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$129,741	$222	$–	$129,963	$126,681	$255	$–	$126,936
Low	20,800	63	–	20,863	22,102	71	–	22,173
Medium	7,308	10	–	7,318	9,569	13	–	9,582
High	2,174	408	–	2,582	4,047	631	–	4,678
Very high	10	316	–	326	14	351	–	365
Loans not graded (1)	9,517	2,070	–	11,587	9,039	2,049	–	11,088
Default	–	–	–	–	–	–	–	–
Carrying value	$169,550	$3,089	$–	$172,639	$171,452	$3,370	$–	$174,822
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at January 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$385,061	$3,610	$–	$388,671	$380,241	$4,442	$–	$384,683
Low	128,562	4,544	–	133,106	130,103	5,653	–	135,756
Medium	40,149	8,751	–	48,900	43,117	8,735	–	51,852
High	15,041	13,104	–	28,145	20,590	14,239	–	34,829
Very high	73	6,836	–	6,909	117	7,376	–	7,493
Loans not graded (2)	49,752	5,448	–	55,200	49,023	6,015	–	55,038
Default	–	–	4,018	4,018	–	–	3,974	3,974
Total	$618,638	$42,293	$4,018	$664,949	$623,191	$46,460	$3,974	$673,625
Allowance for credit losses	986	2,480	1,404	4,870	1,147	2,656	1,444	5,247
Carrying value	$617,652	$39,813	$2,614	$660,079	$622,044	$43,804	$2,530	$668,378
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$135,630	$1,176	$–	$136,806	$138,789	$1,482	$–	$140,271
Non-investment grade	116,427	6,518	–	122,945	121,999	7,169	–	129,168
Watch list	7	4,600	–	4,607	7	4,468	–	4,475
Loans not graded (2)	2,553	26	–	2,579	2,485	36	–	2,521
Default	–	–	3,230	3,230	–	–	3,270	3,270
Total	$254,617	$12,320	$3,230	$270,167	$263,280	$13,155	$3,270	$279,705
Allowance for credit losses	648	601	883	2,132	713	606	897	2,216
Carrying value	$253,969	$11,719	$2,347	$268,035	$262,567	$12,549	$2,373	$277,489
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at January 31, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$251,492	$1,150	$–	$252,642	$242,637	$1,101	$–	$243,738
Non-investment grade	60,296	2,016	–	62,312	60,136	1,841	–	61,977
Watch list	–	1,145	–	1,145	–	1,007	–	1,007
Loans not graded (2)	4,557	1	–	4,558	4,593	1	–	4,594
Default	–	–	30	30	–	–	31	31
Total	$316,345	$4,312	$30	$320,687	$307,366	$3,950	$31	$311,347
Allowance for credit losses	136	34	–	170	141	34	–	175
Carrying value	$316,209	$4,278	$30	$320,517	$307,225	$3,916	$31	$311,172
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at January 31, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$387,122	$2,326	$–	$389,448	$381,426	$2,583	$–	$384,009
Non-investment grade	176,723	8,534	–	185,257	182,135	9,010	–	191,145
Watch list	7	5,745	–	5,752	7	5,475	–	5,482
Loans not graded (2)	7,110	27	–	7,137	7,078	37	–	7,115
Default	–	–	3,260	3,260	–	–	3,301	3,301
Total	$570,962	$16,632	$3,260	$590,854	$570,646	$17,105	$3,301	$591,052
Allowance for credit losses	784	635	883	2,302	854	640	897	2,391
Carrying value	$570,178	$15,997	$2,377	$588,552	$569,792	$16,465	$2,404	$588,661
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at January 31, 2026				As at October 31, 2025
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,489	$694	$–	$2,183	$1,603	$767	$–	$2,370
Personal loans	581	309	–	890	691	353	–	1,044
Credit cards	219	178	412	809	289	189	430	908
Business and government	205	72	–	277	238	104	–	342
Total	$2,494	$1,253	$412	$4,159	$2,821	$1,413	$430	$4,664
(1)	Loans up to 30 days past due are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	January 31 2026	October 31 2025
Unpaid principal balance (1)	$210	$224
Credit related fair value adjustments	(20)	(24)
Carrying value	190	200
Stage 3 allowance	(1)	(1)
Carrying value net of related allowance	$189	$199
(1)	Represents principal amount owed net of write-offs.